Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
25.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into operating lease arrangements mainly relating to its office premises and computer equipment. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. The terms of the leases do not contain rent escalation or contingent rents. Future minimum lease payments for non-cancelable operating leases as of December 31, 2012 are as follows:

	Office premises	Computer equipment	Total
	(RMB)	(RMB)	(RMB)	(US$)

2013	9,649,602	13,271,508	22,921,110	3,679,092
2014	5,049,070	30,000	5,079,070	815,247
2015	1,774,404	—	1,774,404	284,811

Total	16,473,076	13,301,508	29,774,584	4,779,150

Total rental expenses were RMB65,034,773, RMB77,345,611 and RMB75,283,297 (US$12,083,802) for the years ended December 31, 2010, 2011 and 2012 respectively.

Commitments

Capital commitments

The Company has a commitment to invest a remaining amount of RMB12,000,000 (US$1,926,133) in Beijing Innovation Works Development Fund.

The Company has a commitment to invest a remaining amount of RMB5,000,000 (US$802,555) in Beijing Dijiang Network Technology Co., Ltd. and the commitment is due under certain contracted conditions.

Capital commitments for purchases of property and equipment as of December 31, 2012 are approximately RMB1,324,877 (US$212,657). The payments for the commitments for these purchases are expected to be settled within the next twelve months.

Online game licensing fee commitments

The Company has a commitment to pay a licensing fees to a third party of RMB7,476,120 (US$1,200,000) as of December 31, 2012, which will be paid according to previously agreed payment terms.

Income taxes

As of December 31, 2012, the Group has recognized RMB47,579,967 (US$7,637,111) (2011: RMB44,451,522) of unrecognized tax benefits. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, changes in regulatory tax laws, interpretation of those tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.